Lease Liabilities - Summary of Lease Liabilities Depending on Duration of Lease Term (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Lease Liabilities [Abstract]
Variable Lease Payments	$ 19
Short-Term Lease Payments	$ 13